LEASE OBLIGATIONS - Disclosure of changes in lease obligation (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Lease liabilities [abstract]
Balance - beginning of period	$ 591,183	$ 1,008,331	$ 739,106
Liability settled	(213,183)		(183,342)
Liability revaluation	(51,149)		0
Interest on lease obligation	21,393		35,419
Balance - end of the period	348,244		591,183
Lease obligation				$ 188,370	$ 204,248
Long-term portion				159,874	386,935
Total lease obligation	$ 348,244	$ 1,008,331	$ 591,183	$ 348,244	$ 591,183